Summary of Significant Accounting Policies (Details) 1 - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total services	$ 766,927	$ 976,327	$ 1,213,026	$ 1,551,724	$ 4,201,414	$ 4,631,507
Sales of parts and equipment	316,976	615,836	605,047	852,810	2,178,611	2,702,340
Total revenue	1,083,903	1,592,162	1,818,073	2,404,534	6,380,025	7,333,847
Trucking [Member]
Total services	278,734	511,369	519,497	883,841	1,579,660	2,060,992
Waste hauling [Member]
Total services	321,919	272,028	439,049	376,357	1,901,314	1,844,053
Repairs [Member]
Total services	45,609	84,679	106,293	137,607	377,004	413,210
Other [Member]
Total services	$ 120,665	$ 108,250	$ 148,187	$ 153,919	$ 343,436	$ 313,252